Exhibit 99.1

World Omni Auto Receivables Trust 2015-B
Monthly Servicer Certificate
April 30, 2018

Dates Covered
Collections Period	04/01/18 - 04/30/18
Interest Accrual Period	04/16/18 - 05/14/18
30/360 Days	30
Actual/360 Days	29
Distribution Date	05/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/18	301,547,064.44	21,739
Yield Supplement Overcollateralization Amount 03/31/18	7,209,250.34	0
Receivables Balance 03/31/18	308,756,314.78	21,739
Principal Payments	15,328,829.57	601
Defaulted Receivables	574,353.07	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/18	6,674,028.37	0
Pool Balance at 04/30/18	286,179,103.77	21,108

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	27.10%

Prepayment ABS Speed	1.38%

Overcollateralization Target Amount	12,878,059.67
Actual Overcollateralization	12,878,059.67

Weighted Average APR	4.01%
Weighted Average APR, Yield Adjusted	5.66%
Weighted Average Remaining Term	36.94

Delinquent Receivables:
Past Due 31-60 days	5,919,516.73	348
Past Due 61-90 days	1,662,135.03	97
Past Due 91-120 days	239,831.13	14
Past Due 121+ days	0.00	0
Total	7,821,482.89	459

Total 31+ Delinquent as % Ending Pool Balance	2.73%

Recoveries	417,466.39

Aggregate Net Losses/(Gains) - April 2018	156,886.68

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.61%
Prior Net Losses Ratio	1.21%
Second Prior Net Losses Ratio	1.04%
Third Prior Net Losses Ratio	0.73%
Four Month Average	0.90%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.74%

Flow of Funds	$ Amount

Collections	16,756,479.07
Advances	(4,098.60)
Investment Earnings on Cash Accounts	40,636.32
Servicing Fee	(257,296.93)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	16,535,719.86

Distributions of Available Funds
(1) Class A Interest	367,756.67
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	1,798,342.77
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	12,878,059.67
(7) Supplemental Reserve Amount	411,043.74
(8) Distribution to Certificateholders	1,042,605.34
(9) Remaining Amounts	0.00

Total Distributions of Available Funds	16,535,719.86

Servicing Fee	257,296.93
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 04/16/18	287,977,446.54
Principal Paid	14,676,402.44
Note Balance @ 05/15/18	273,301,044.10

Class A-1
Note Balance @ 04/16/18	0.00
Principal Paid	0.00
Note Balance @ 05/15/18	0.00
Note Factor @ 05/15/18	0.0000000%

Class A-2a
Note Balance @ 04/16/18	0.00
Principal Paid	0.00
Note Balance @ 05/15/18	0.00
Note Factor @ 05/15/18	0.0000000%

Class A-2b
Note Balance @ 04/16/18	0.00
Principal Paid	0.00
Note Balance @ 05/15/18	0.00
Note Factor @ 05/15/18	0.0000000%

Class A-3
Note Balance @ 04/16/18	141,817,446.54
Principal Paid	14,676,402.44
Note Balance @ 05/15/18	127,141,044.10
Note Factor @ 05/15/18	54.3337795%

Class A-4
Note Balance @ 04/16/18	125,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/18	125,000,000.00
Note Factor @ 05/15/18	100.0000000%

Class B
Note Balance @ 04/16/18	21,160,000.00
Principal Paid	0.00
Note Balance @ 05/15/18	21,160,000.00
Note Factor @ 05/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	405,668.34
Total Principal Paid	14,676,402.44
Total Paid	15,082,070.78

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.89688%
Coupon	2.29688%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.49000%
Interest Paid	176,090.00
Principal Paid	14,676,402.44
Total Paid to A-3 Holders	14,852,492.44

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4019861
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.5431868
Total Distribution Amount	14.9451729

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.7525214
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	62.7196685
Total A-3 Distribution Amount	63.4721899

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	122.53
Noteholders' Principal Distributable Amount	877.47

Account Balances	$ Amount

Advances
Balance as of 03/31/18	68,381.68
Balance as of 04/30/18	64,283.08
Change	(4,098.60)

Reserve Account
Balance as of 04/16/18	16,669,981.15
Investment Earnings	19,734.35
Investment Earnings Paid	(19,734.35)
Deposit/(Withdrawal)	411,043.74
Balance as of 05/15/18	17,081,024.89
Change	411,043.74

Total Reserve Amount	17,081,024.89